Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [line items]
Summary of Information about Groups Non Current Assets by Geographical Location	Information about the Group’s
non-current
assets, excluding rental deposits and time deposits with original maturity over three months, by geographical location of the assets is detailed below:

	As of December 31,
	2021	2022
	US$	US$
PRC	13,358	13,712
US	2,756	2,542

	16,114	16,254